Note 14 - Derivative Financial Instruments (Details Textual)	3 Months Ended
	Mar. 31, 2019 USD ($)	Aug. 08, 2022	Aug. 08, 2020	Aug. 09, 2019	Dec. 31, 2018 USD ($)	Oct. 31, 2018	Jul. 24, 2018 USD ($)	Aug. 08, 2017 USD ($)
Interest Rate Swap [Member]
Derivative, Notional Amount					$ 10,000,000
Derivative, Number of Instruments Held, Total					2
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Notional Amount							$ 5,000,000	$ 5,000,000
Derivative, Variable Interest Rate								1.93%
Derivative, Average Fixed Interest Rate								1.40%
Interest Rate Swap [Member] | HSBC Bank PLC [Member] | Forecast [Member]
Derivative, Fixed Interest Rate		2.32%	1.85%
Interest Rate Swap [Member] | HSBC Bank PLC [Member] | Subsequent Event [Member]
Derivative, Fixed Interest Rate				1.75%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total						1
Freight Forward Agreements [Member] | Subsequent Event [Member]
Charter Equivalent Rate Per Day	$ 12,200
Freight Forward Agreements [Member] | HSBC Bank PLC [Member]
Derivative, Fixed Interest Rate							2.93%